UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):[ ] is a restatement
                                  [ ] adds new holding entires

Institutional Investment Manager Filing this Report:

Name:        Credo Capital Management, LLC
Address:     225 E. Redwood Street, 2nd Floor
             Baltimore, MD  21202

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD            February 12, 2008
------------------                -------------            -----------------
[Signature]                       [City, State]            [Date]

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F information Table Entry Total:              55

Form 13F Information Table Value Total:          156,938


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE
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FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                                                                                                               -------------------
                                  Title of                  Value    Shares/     Sh/  Put/ Invstmt    Other
Name of Issuer                     class      CUSIP       (x$1000)   Prn Amt     Prn  Call Dscretn   Managers   Sole Shared  None
------------------------------    --------   ---------    --------   --------    ---  ---- -------   ---------  ---- ------  ----

ABM Industries Inc.                  COM     000957100      2270      111335     SH          Sole                 85720      25615
Activision Inc.                      COM     004930202      2711       91268     SH          Sole                 70320      20948
Advanced Medical Optics              COM     00763M108      1688       68825     SH          Sole                 53085      15740
Alliant Techsystems                  COM     018804104      1869       16425     SH          Sole                 12645       3780
Altera Corp                          COM     021441100      2516      130247     SH          Sole                100285      29962
Arch Coal Inc.                       COM     039380100      4313       95988     SH          Sole                 73900      22088
Autodesk Inc.                        COM     052769106      2107       42346     SH          Sole                 32530       9816
Avis Budget Group, Inc.              COM     053774105      2435      187307     SH          Sole                144190      43117
Bill Barrett Corp.                   COM     06846N104      2420       57788     SH          Sole                 44490      13298
Carrizo Oil and Gas                  COM     144577103      2358       43067     SH          Sole                 33160       9907
Cheesecake Factory                   COM     163072101      2323       97973     SH          Sole                 75450      22523
Cognex Corp.                         COM     192422103      2273      112819     SH          Sole                 86835      25984
Consol Energy                        COM     20854P109      3360       46980     SH          Sole                 36170      10810
Constellation Brands Inc.            COM     21036P108      2549      107820     SH          Sole                 83020      24800
Cree, Inc.                           COM     225447101      1909       69483     SH          Sole                 53495      15988
Crown Castle International           COM     228227104      3858       92737     SH          Sole                 71400      21337
ESCO Technologies                    COM     296315104      2617       65526     SH          Sole                 50550      14976
Endo Pharmaceuticals                 COM     29264F205      2241       84023     SH          Sole                 64705      19318
Energy Conversion Devices            COM     292659109      2247       66788     SH          Sole                 51425      15363
Euronet Worldwide                    COM     298736109      2638       87937     SH          Sole                 67705      20232
Foster Wheeler Ltd.                  COM     G36535139      2232       14399     SH          Sole                 11085       3314
GameStop Corp. Cl. A                 COM     36467W109      4398       70809     SH          Sole                 54525      16284
Hologic Inc                          COM     436440101      2446       35630     SH          Sole                 27430       8200
Huron Consulting Group Inc.          COM     447462102      3294       40858     SH          Sole                 31480       9378
Illumina                             COM     452327109      3249       54824     SH          Sole                 42210      12614
Janus Capital Group                  COM     47102X105      3316      100942     SH          Sole                 77740      23202
Kansas City Southern                 COM     485170302      2210       64386     SH          Sole                 49575      14811
LKQ Corp                             COM     501889208      4098      194934     SH          Sole                143460      51474
Lawson Software Inc.                 COM     52078P102      3636      355052     SH          Sole                273375      81677
Marvell Technology Group, Ltd.       COM     G5876H105      1850      132309     SH          Sole                101850      30459
Molson Coors Brewing Co.             COM     60871r209      2602       50410     SH          Sole                 38810      11600
NII Holdings                         COM     62913F201      5806      120156     SH          Sole                 92565      27591
Nalco Holding Co.                    COM     62985Q101      1731       71574     SH          Sole                 55110      16464
Nasdaq Stock Market                  COM     631103108      4058       81988     SH          Sole                 63125      18863
Owens-Illinois Inc.                  COM     690768403      4430       89500     SH          Sole                 68910      20590
PMC-Sierra Inc.                      COM     69344F106      1862      284758     SH          Sole                219425      65333
Qiagen, N.V.                         COM     N72482107      2094       99464     SH          Sole                 76635      22829
Quanta Services, Inc.                COM     74762E102      3246      123691     SH          Sole                 95240      28451
Quiksilver Inc.                      COM     74838C106      2076      241970     SH          Sole                186295      55675
RTI International Metals             COM     74973W107      2376       34473     SH          Sole                 26540       7933
Royal Caribbean Cruise Ltd           COM     V7780T103      3132       73800     SH          Sole                 56830      16970
SBA Communications                   COM     78388J106      3512      103776     SH          Sole                 79895      23881
Salesforce.com Inc.                  COM     79466L302      4222       67345     SH          Sole                 51850      15495
Sepracor                             COM     817315104      2126       80985     SH          Sole                 62420      18565
Signature Bank                       COM     82669G104      3006       89064     SH          Sole                 68625      20439
Skyworks Solutions                   COM     83088M102      2719      319899     SH          Sole                246435      73464
Smith International Inc.             COM     832110100      3430       46443     SH          Sole                 35755      10688
Southwestern Energy Co.              COM     845467109      3490       62637     SH          Sole                 48230      14407
Synopsys                             COM     871607107      2355       90810     SH          Sole                 69935      20875
Take-Two Interactive Software        COM     874054109      3281      177855     SH          Sole                136920      40935
Tenneco Inc                          COM     880349105      3514      134799     SH          Sole                103790      31009
Urban Outfitters Inc.                COM     917047102      3341      122554     SH          Sole                 94395      28159
Waddell & Reed Financial Inc.        COM     930059100      2763       76555     SH          Sole                 58940      17615
Watson Pharmaceuticals               COM     942683103      2748      101242     SH          Sole                 77950      23292
WebMD Health Corp Cl A               COM     94770V102      1590       38708     SH          Sole                 29800       8908
REPORT SUMMARY                         55 DATA RECORDS    156938                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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